Goodwill and intangible assets (Detail 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 12, 2023
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	$ 7,515
Balance at the end of the year	6,887	$ 7,515
of which: Global Wealth Management Americas
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	3,748
Balance at the end of the year	3,734	3,748
of which: Global Wealth Management Switzerland and International
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	1,236
Balance at the end of the year	1,271	1,236
of which: Personal & Corporate Banking
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	908
Balance at the end of the year	657	908
of which: Asset Management
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	1,149
Balance at the end of the year	1,127	1,149
of which: Investment Bank
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	135
Balance at the end of the year	98	135
of which: Non-core and Legacy
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	339
Balance at the end of the year	1	339
Historical cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	9,006	7,641
Additions	7	6
Disposals	(1)	(40)
Reclassifications	(384)	0
Foreign currency translation	(187)	112
Balance at the end of the year	8,441	9,006
Historical cost | Credit Suisse
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Acquisition of the Credit Suisse Group	0		$ 1,287
Accumulated amortization and impairment
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	1,491	1,374
Amortization	190	134
Impairment / (reversal of impairment)	1	0
Disposals	0	(30)
Reclassifications	(96)	0
Foreign currency translation	(32)	13
Balance at the end of the year	1,554	1,491
Goodwill
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the end of the year	5,990
Goodwill | of which: Global Wealth Management Americas
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the end of the year	3,706
Goodwill | of which: Global Wealth Management Switzerland and International
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the end of the year	1,158
Goodwill | of which: Personal & Corporate Banking
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the end of the year	0
Goodwill | of which: Asset Management
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the end of the year	1,127
Goodwill | of which: Investment Bank
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the end of the year	0
Goodwill | of which: Non-core and Legacy
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the end of the year	0
Goodwill | Historical cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	6,043
Additions	0
Disposals	0
Reclassifications	0
Foreign currency translation	(52)
Balance at the end of the year	5,990	6,043
Goodwill | Historical cost | Credit Suisse
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Acquisition of the Credit Suisse Group	0
Goodwill | Accumulated amortization and impairment
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	0
Amortization	0
Impairment / (reversal of impairment)	0
Disposals	0
Reclassifications	0
Foreign currency translation	0
Balance at the end of the year	0	0
Intangible assets
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the end of the year	897
Intangible assets | of which: Global Wealth Management Americas
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the end of the year	28
Intangible assets | of which: Global Wealth Management Switzerland and International
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the end of the year	113
Intangible assets | of which: Personal & Corporate Banking
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the end of the year	657
Intangible assets | of which: Asset Management
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the end of the year	0
Intangible assets | of which: Investment Bank
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the end of the year	98
Intangible assets | of which: Non-core and Legacy
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the end of the year	1
Intangible assets | Historical cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	2,964
Additions	7
Disposals	(1)
Reclassifications	(384)
Foreign currency translation	(135)
Balance at the end of the year	2,451	2,964
Intangible assets | Historical cost | Credit Suisse
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Acquisition of the Credit Suisse Group	0
Intangible assets | Accumulated amortization and impairment
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	1,491
Amortization	190
Impairment / (reversal of impairment)	1
Disposals	0
Reclassifications	(96)
Foreign currency translation	(32)
Balance at the end of the year	$ 1,554	$ 1,491